Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about investment property

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(2)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2021	1,275	1,362	436	720	222	4,015
Additions	126	28	1	284	65	504
Disposals	(420)	(334)	—	(249)	(29)	(1,032)
At 31 December 2021	981	1,056	437	755	258	3,487
Accumulated depreciation:
At 1 January 2021	491	1,053	434	178	119	2,275
Charge for the year(1)	32	87	1	81	20	221
Impairment during the year	46	28	—	—	23	97
Disposals	(234)	(305)	—	(99)	(23)	(661)
At 31 December 2021	335	863	435	160	139	1,932
Net book value	646	193	2	595	119	1,555

Cost:
At 1 January 2020	1,275	1,442	439	738	214	4,108
Additions	61	24	2	185	10	282
Disposals	(61)	(104)	(5)	(203)	(2)	(375)
At 31 December 2020	1,275	1,362	436	720	222	4,015
Accumulated depreciation:
At 1 January 2020	457	1,022	434	164	60	2,137
Charge for the year(1)	56	111	—	92	59	318
Impairment during the year	24	—	—	—	—	24
Disposals	(46)	(80)	—	(78)	—	(204)
At 31 December 2020	491	1,053	434	178	119	2,275
Net book value	784	309	2	542	103	1,740
(1)Following a review of the estimated useful lives of property as part of Santander UK's transformation program, the charge for the period includes accelerated property depreciation of £9m (2020: £9m).
(2)Property, plant and equipment includes assets under construction of £106m (2020: £55m).